SUTHERLAND ASBILL & BRENNAN LLP 700 Sixth Street, NW, Suite 700 Washington, DC 20001-3980 202.383.0100 Fax 202.637.3593 www.sutherland.com

CYNTHIA R. BEYEA
DIRECT LINE: 202.383.0472
E-mail: cynthia.beyea@sutherland.com

April 23, 2014

VIA EDGAR

Vincent J. DiStefano, Esq.
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549-4041

Re:	Exchange Traded Spreads Trust (the “Trust”) File Nos. 811-22177; 333-174134

Dear Mr. DiStefano:

Attached for filing on behalf of the Trust is the Trust’s third pre-effective amendment (the “Amendment”).  The Amendment reflects the changes previously reviewed by the Staff in the Trust’s correspondence filings.

If you have any questions or concerns, please call the undersigned at 202-383-0472 or Jamie Cain at 202 383-0180.

Sincerely

/s/Cynthia R. Beyea
Cynthia R. Beyea

cc:	James Cain, Esq., Sutherland

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